Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Statement Line Items [Line Items]
Net income (loss)	$ 10,060	$ 6,582	$ 28,654	$ 23,254
Weighted average number of common shares outstanding (in shares)	32,275,242	32,368,728	32,112,165	31,302,938
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.31	$ 0.2	$ 0.89	$ 0.74